Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Technology [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	11.00%
Technology [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	14.00%
Trademark [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	25.00%
Capitalized development costs [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	10.00%
Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	25.00%